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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	5/31/15

Item 1. Schedule of Investments.

Invesco Conservative Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	CINC-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds and Notes–46.03%(a)

Asset Management & Custody Banks–0.79%

BlackRock, Inc., Sr. Unsec. Global Notes	1.38%	06/01/15	$198	$197,999

Automobile Manufacturers–4.11%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.96%	08/01/16	300	301,814
Hyundai Capital America (South Korea), Sr. Unsec. Gtd. Notes (b)	4.00%	06/08/17	235	246,457
Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/17	179	179,774
Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.56%	11/22/16	300	300,020
				1,028,065

Cable & Satellite–1.42%

Cox Communications Inc., Sr. Unsec. Bonds	5.50%	10/01/15	175	177,786
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Notes	3.50%	03/01/16	175	178,160
				355,946

Consumer Finance–3.41%

American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.56%	09/22/17	200	199,787
Capital One Financial Corp., Sr. Unsec. Global Notes	1.00%	11/06/15	225	225,207
Ford Motor Credit Co., LLC Sr. Unsec. Global Notes	2.50%	01/15/16	200	201,979
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Global Notes	2.75%	05/15/16	225	226,828
				853,801

Diversified Banks–11.25%

Bank of America Corp., Sr. Unsec. Floating Rate Medium-Term Notes (c)	1.08%	03/22/16	125	125,393
BPCE S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes (c)	1.53%	04/25/16	250	252,067
HSBC Finance Corp., Sr. Unsec. Global Notes	5.50%	01/19/16	150	154,469
ING Bank N.V. (Netherlands), Sr. Unsec. Notes (b)	3.00%	09/01/15	300	301,676
Sr. Unsec. Notes (b)	2.00%	09/25/15	250	251,051
JPMorgan Chase & Co., Sr. Unsec. Notes	3.40%	06/24/15	300	300,467
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.72%	09/25/17	250	249,270
Mizuho Securities USA Inc., Unsec. Floating Rate Notes (b)(c)	0.66%	06/10/15	200	199,999
Royal Bank of Canada (Canada), Sr. Unsec. Floating Rate Medium-Term Global Notes (c)	0.72%	09/09/16	300	300,767
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Global Notes	1.35%	07/18/15	375	375,403
Wells Fargo & Co., Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.81%	07/20/16	300	301,367
				2,811,929

Diversified Capital Markets–1.20%

UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.66%	08/14/17	300	298,833

Diversified Metals & Mining–1.00%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes (b)	2.05%	10/23/15	125	125,441
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes (b)	1.70%	05/27/16	125	125,457
				250,898

Drug Retail–0.80%

Walgreens Boots Alliance Inc., Sr. Unsec. Floating Rate Global Notes (c)	0.73%	05/18/16	200	200,374

Electric Utilities–0.60%

Southern Co. (The), Series A, Sr. Unsec. Notes	2.38%	09/15/15	150	150,792

Health Care Equipment–1.20%

Covidien International Finance S.A., Sr. Unsec. Gtd. Global Notes	2.80%	06/15/15	300	300,252

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Health Care Services–0.72%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes	3.13%	05/15/16	$175	$178,763

Integrated Telecommunication Services–2.20%

AT&T Inc., Sr. Unsec. Floating Rate Global Notes (c)	0.66%	02/12/16	300	300,071
Verizon Communications Inc., Sr. Unsec. Global Notes	0.70%	11/02/15	250	249,973
				550,044

Investment Banking & Brokerage–3.37%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes (c)	0.71%	03/22/16	250	249,976
Sr. Unsec. Medium-Term Global Notes	3.70%	08/01/15	263	264,272
Morgan Stanley, Sr. Unsec. Notes	3.45%	11/02/15	325	328,684
				842,932

Life & Health Insurance–1.52%

Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes	4.75%	09/17/15	375	379,448

Packaged Foods & Meats–2.24%

Kraft Foods Group, Inc., Sr. Unsec. Global Notes	1.63%	06/04/15	350	350,010
Tyson Foods, Inc., Sr. Unsec. Gtd. Notes	6.60%	04/01/16	200	209,497
				559,507

Pharmaceuticals–2.32%

AbbVie Inc., Sr. Unsec. Sub. Global Notes	1.80%	05/14/18	164	164,329
Actavis Funding SCS, Sr. Unsec. Sub. Gtd. Global Notes	1.85%	03/01/17	250	251,783
Teva Pharmaceutical Finance II/III LLC (Israel), Sr. Unsec. Gtd. Global Notes	3.00%	06/15/15	165	165,136
				581,248

Regional Banks–3.35%

Fifth Third Bancorp, Sr. Unsec. Notes	3.63%	01/25/16	175	178,156
KeyCorp, Sr. Unsec. Medium-Term Notes	3.75%	08/13/15	230	231,335
Macquarie Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes (b)(c)	0.91%	10/27/17	250	250,025
SunTrust Banks, Inc., Sr. Unsec. Notes	3.60%	04/15/16	175	178,667
				838,183

Specialty Chemicals–1.00%

Ecolab, Inc., Sr. Unsec. Global Notes	1.00%	08/09/15	250	250,241

Specialized Finance–0.95%

International Lease Finance Corp., Sr. Sec. Gtd. Notes (b)	6.75%	09/01/16	225	237,516

Tobacco–1.62%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes	4.13%	09/11/15	400	403,914

Trading Companies & Distributors–0.96%

Air Lease Corp., Sr. Unsec. Global Notes	4.50%	01/15/16	235	239,847
Total Bonds and Notes (Cost $11,510,732)				11,510,532

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities–21.44%

Loans–0.96%

GE Equipment Transportation LLC, Series 2013-2, Class A3, Pass Through Ctfs.	0.92%	09/25/17	$240	$240,404

Student Loan–2.56%

SLM Student Loan Trust,
Series 2004-7, Class A5, Floating Rate Pass Through Ctfs. (c)	0.45%	01/27/20	121	120,502
Series 2007-1, Class A4, Floating Rate Pass Through Ctfs. (c)	0.34%	01/25/22	164	164,151
Series 2007-3, Class A2, Floating Rate Pass Through Ctfs. (c)	0.29%	10/25/17	47	47,152
Series 2013-14, Class A5, Floating Rate Pass Through Ctfs. (c)	0.51%	01/25/23	310	309,525
				641,330

Time Share–1.62%

Sierra Timeshare Receivables Funding LLC,
Series 2012-3A, Class A, Pass Through Ctfs. (b)	1.87%	08/20/29	168	168,385
Seires 2013-3A, Class A, Pass Through Ctfs. (b)	2.20%	10/20/30	234	235,657
				404,042

Auto Loans/Leases–8.46%

Ally Master Owner Trust, Series 2010-4, Class A, Floating Rate Pass Through Ctfs. (c)	1.26%	08/15/17	150	150,273
Americredit Automobile Receivables Trust, Series 2012-4, Class B, Pass Through Ctfs.	1.31%	11/08/17	340	340,745
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, Pass Through Ctfs. (b)	2.05%	08/20/16	190	190,351
Capital Auto Receivables Asset Trust, Series 2013-2, Class A2, Pass Through Ctfs.	0.92%	09/20/16	15	14,877
Series 2014-2, Class A2, Pass Through Ctfs.	0.91%	04/20/17	200	200,252
Enterprise Fleet Financing LLC, Series 2012-2, Class A2, Pass Through Ctfs. (b)	0.72%	04/20/18	14	14,403
Series 2013-1, Class A2, Pass Through Ctfs. (b)	0.68%	09/20/18	96	96,084
Series 2014-2, Class A2, Pass Through Ctfs. (b)	1.05%	03/20/20	250	250,355
Ford Credit Auto Owner Trust, Series 2012-C, Class A3, Pass Through Ctfs.	0.58%	12/15/16	36	36,302
Ford Credit Floorplan Master Owner, Series 2013-1, Class A1, Pass Through Ctfs.	0.85%	01/15/18	250	250,341
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, Pass Through Ctfs.	0.68%	04/15/17	18	17,509
Huntington Auto Trust, Series 2012-2, Series A4, Pass Through Ctfs.	0.68%	01/16/18	100	99,936
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A4, Pass Through Ctfs.	0.76%	07/15/19	105	105,049
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, Pass Through Ctfs.	3.20%	02/15/18	137	138,007
Series 2013-A, Class A3, Pass Through Ctfs. (b)	1.02%	01/16/18	53	53,460
Wheels SPV LLC, Series 2012-1, Class A3, Pass Through Ctfs. (b)	1.53%	03/20/21	156	156,661
				2,114,605

Credit Cards–6.12%

Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs. (b)	2.39%	06/17/19	250	254,043
Series 2011-4A, Class A2, Floating Rate Pass Through Ctfs. (b)(c)	0.74%	10/15/19	400	401,310
Golden Credit Card Trust (Canada), Series 2012-5A, Class A, Pass Through Ctfs. (b)	0.79%	09/15/17	250	250,188
World Financial Network Credit Card Master Trust, Series 2014-A, Class A, Floating Rate Pass Through Ctfs. (c)	0.57%	12/15/19	375	375,313
Series 2014-B, Class A, Pass Through Ctfs.	0.61%	07/15/19	250	250,034
				1,530,888

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Equipment Leasing–1.72%

Kubota Credit Owner Trust, Series 2014-1A, Class A2, Pass Through Ctfs. (b)	0.58%	02/15/17	$315	$315,177
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, Pass Through Ctfs. (b)	0.69%	05/09/16	57	57,034
Volvo Financial Equipment LLC, Series 2012-1A, Class B, Pass Through Ctfs. (b)	1.51%	08/15/17	59	58,776
				430,987
Total Asset-Backed Securities (Cost $5,357,878)				5,362,256

Commercial Paper–20.88%(d)

Asset-Backed Securities - Fully Supported Bank–1.37%

Cedar Springs Capital Co. LLC, (CEP-Guggenheim Treasury Services LLC) (b)	0.00%	08/26/15	343	342,819

Automotive Retail–1.00%

Autozone Inc. (b)	0.00%	06/11/15	250	249,980

Consumer Finance–2.59%

Ford Motor Credit Co. LLC (b)	0.00%	06/22/15	375	374,890
Nissan Motor Acceptance Corp. (b)	0.00%	06/15/15	272	271,971
				646,861

Diversified Banks–2.00%

Bank of East Asia Ltd. (The) (b)	0.00%	06/04/15	500	499,990

Electric Utilities–4.40%

Duke Energy Corp. (b)	0.00%	06/05/15	250	249,989
Duke Energy Corp. (b)	0.00%	07/17/15	300	299,890
Hawaiian Electric Co.	0.00%	06/16/15	250	249,991
Pepco Holdings Inc. (b)	0.00%	06/04/15	300	299,980
				1,099,850

Hotels, Resorts & Cruise Lines–1.00%

Wyndham Worldwide Corp. (b)	0.00%	06/26/15	250	249,914

Household Appliances–1.35%

Whirlpool Corp. (b)	0.00%	06/30/15	339	338,925

Movies & Entertainment–1.20%

Viacom Inc. (b)	0.00%	06/02/15	300	299,993

Oil & Gas Drilling–1.00%

Nabors Industries Inc. (b)	0.00%	06/10/15	250	249,981

Oil & Gas Exploration & Production–1.00%

Sinopec Century Bright Capital Investment Ltd. (b)	0.00%	12/01/15	250	249,624

Oil & Gas Storage & Transportation–2.97%

ONEOK Partners LP (b)	0.00%	06/03/15	250	249,992
Williams Partners LP (b)	0.00%	06/22/15	493	492,922
				742,914

Other Diversified Financial Services–1.00%

ABN Amro Funding USA LLC (b)	0.00%	08/28/15	250	249,870
Total Commercial Paper (Cost $5,219,558)				5,220,721

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificate of Deposit–1.40%

Regional Banks–1.40%

Credit Suisse New York NY (Switzerland) (c) (Cost $350,000)	0.55%	08/21/15	$350	$349,964
TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.75% (Cost $22,438,168)				22,443,473

			Repurchase Amount

Repurchase Agreements–10.00%(e)

Citigroup Global Markets Inc., Term agreements dated 05/12/15, maturing value of $1,000,000 (collateralized by Municipal obligations valued at $1,080,000; 8.00%, 07/01/35)	0.62%	07/13/15	1,080,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $750,404 (collateralized by a Non-Agency Asset-backed security valued at $825,000; 0%, 09/10/46)	0.51%	07/06/15	825,000	750,000
Wells Fargo Securities, LLC, Term agreement dated 03/27/15, maturing value of $750,938 (collateralized by U.S. Government sponsored agency & Sovereign debt valued at $765,001; 0%-7.13%, 03/15/16-11/01/24)	0.50%	06/25/15	765,001	750,000
Total Repurchase Agreements (Cost $2,500,000)				2,500,000
TOTAL INVESTMENTS–99.75% (Cost $24,938,168)				24,943,473
OTHER ASSETS LESS LIABILITIES–0.25%				62,673
NET ASSETS–100.00%				$25,006,146

Investment Abbreviations:
CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $10,061,340, which represented 40.24% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount equals value at period end. See Note 1E.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.The Fund may

Invesco Conservative Income Fund

A.	Security Valuations – (continued)

invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco Conservative Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $6,894,000 and $6,343,279, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,798
Aggregate unrealized (depreciation) of investment securities	(6,493)
Net unrealized appreciation of investment securities	$5,305
Cost of investments is the same for tax and financial reporting purposes.

Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.